Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Total			¥ 396,751
Less: accumulated depreciation			(164,878)
Property and equipment, net			231,873
Depreciation expense	¥ 100,800	$ 14,600	123,473	¥ 135,659
Losses from disposal of property and equipment	¥ (154,017)	$ (22,330)	(7,006)	¥ (10,201)
Leasehold improvements
Property and equipment, net
Total			275,304
Warehouse cabinet and equipment.
Property and equipment, net
Total			113,204
Office furniture and electronic equipment.
Property and equipment, net
Total			¥ 8,243